BUSINESS AND BASIS OF PRESENTATION - DSS HOLDINGS L.P. AND SUBSIDIARIES (Tables)	9 Months Ended
Dec. 31, 2018
DSS holding
Business And Basis Of Presentation [Line Items]
Schedule of summary of vessel owning companies and fleet information

The list below includes the 43 vessel-owning companies and fleet information as of December 31, 2018:

			Size
Wholly-Owned Subsidiary	Vessel	Vessel Type	(DWT)(1)	Delivery Date	Year Built
Heroic Andromeda Inc.	High Jupiter	MR	51,603	Sep-27-11	2008
Heroic Aquarius Inc.	Atlantic Aquarius	MR	49,999	Sep-27-11	2008
Heroic Auriga Inc.	Pacific Jewel	MR	48,012	Oct-13-11	2009
Heroic Avenir Inc.	Alpine Madeleine	MR	49,999	Sep-27-11	2008
Heroic Corona Borealis Inc.	Alpine Maya	MR	51,501	Sep-27-11	2010
Heroic Equuleus Inc.	Alpine Melina	MR	51,483	Sep-27-11	2010
Heroic Gaea Inc.	Atlantic Frontier	MR	49,999	Sep-27-11	2007
Heroic Hera Inc.	Atlantic Grace	MR	49,999	Sep-27-11	2008
Heroic Hercules Inc.	Atlantic Star	MR	49,999	Sep-27-11	2008
Heroic Hologium Inc.	Atlantic Polaris	MR	49,999	Sep-27-11	2009
Heroic Hydra Inc.	Atlantic Muse	MR	51,498	Oct-13-11	2009
Heroic Leo Inc.	Atlantic Leo	MR	49,999	Sep-27-11	2008
Heroic Libra Inc.	Atlantic Lily	MR	49,999	Sep-27-11	2008
Heroic Lyra Inc.	Atlantic Pisces	MR	49,999	Sep-27-11	2009
Heroic Octans Inc.	Atlantic Mirage	MR	51,476	Oct-13-11	2009
Heroic Pegasus Inc.	High Mercury	MR	51,501	Sep-27-11	2008
(1)	DWT refers to max Summer deadweight tonnage

			Size
Wholly-Owned Subsidiary	Vessel	Vessel Type	(DWT)(1)	Delivery Date	Year Built
Heroic Perseus Inc.	Alpine Mystery	MR	49,999	Sep-27-11	2009
Heroic Pisces Inc.	Atlantic Olive	MR	49,999	Sep-27-11	2008
Heroic Rhea Inc.	High Saturn	MR	51,527	Sep-27-11	2008
Heroic Sagittarius Inc.	Atlantic Rose	MR	49,999	Sep-27-11	2008
Heroic Scorpio Inc.	Atlantic Titan	MR	49,999	Sep-27-11	2008
Heroic Scutum Inc.	Adriatic Wave	MR	51,549	Sep-27-11	2009
Heroic Serena Inc.	Alpine Mathilde	MR	49,999	Sep-27-11	2008
Heroic Tucana Inc.	Aegean Wave	MR	51,510	Sep-27-11	2009
Heroic Uranus Inc.	Atlantic Gemini	MR	49,999	Sep-27-11	2008
Heroic Virgo Inc.	High Mars	MR	51,542	Sep-27-11	2008
White Boxwood Shipping S.A.	Alpine Moment	MR	49,999	Sep-27-11	2009
White Holly Shipping S.A.	Alpine Minute	MR	49,999	Sep-27-11	2009
CVI Atlantic Breeze, LLC	Atlantic Breeze	MR	49,999	Dec-12-13	2007
CVI Citron, LLC	Citron	MR	49,999	Dec-12-13	2007
CVI Citrus, LLC	Citrus	MR	49,995	Dec-12-13	2008
DSS 1 LLC	San Saba	Suezmax	159,018	Jun-05-12	2012
DSS 2 LLC	Rio Grande	Suezmax	159,056	Jul-03-12	2012
DSS 5 LLC	Red	Suezmax	159,068	Oct-04-12	2012
DSS 6 LLC	Frio	Suezmax	159,000	Dec-04-12	2012
DSS 7 LLC	Trinity	Suezmax	158,734	Mar-28-16	2016
DSS 8 LLC	San Jacinto	Suezmax	158,658	Jun-21-16	2016
DSS A LLC	Brazos	Suezmax	158,537	Jan-03-12	2012
DSS B LLC	Pecos	Suezmax	158,465	Apr-18-12	2012
DSS C LLC	Sabine	Suezmax	158,493	Jul-02-12	2012
DSS D LLC	Colorado	Suezmax	158,615	Nov-09-12	2012
NT Suez One LLC	Loire	Suezmax	157,463	Oct-17-16	2016
NT Suez Two LLC	Namsen	Suezmax	157,543	Nov-13-16	2016

DWT refers to max Summer deadweight tonnage